Equity	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
EQUITY

NOTE 11 – EQUITY

a)	Ordinary shares confer upon their holders the right to participate and vote in general shareholders’ meetings, to share in the distribution of dividends if declared by the Company and the right to receive assets of the Company upon its liquidation.

b)	On February 9, 2021, the Company entered into an amended and restated underwriting agreement (the “Underwriting Agreement”) with H.C. Wainwright & Co., LLC (“Wainwright”) with respect to the offer, issuance and sale (the “Offering”) of an aggregate of 2,296,107 ordinary shares, together with an option granted to Wainwright to purchase up to 344,416 additional ordinary shares. The ordinary shares were offered to the public at a price of $20 per share.

The Offering closed on February 12, 2021, on which date the Company completed the issuance of 2,296,107 ordinary shares to Wainwright at a price, including the underwriting discount but before other associated fees, of $18.60 per ordinary share, as set forth in the Underwriting Agreement.

On February 17, 2021, Wainwright exercised in part its option to purchase additional ordinary shares and purchased 268,205 ordinary shares at a price, including the underwriting discount but before other associated fees, of $18.60 per share, as set forth in the Underwriting Agreement.

In accordance with the Underwriting Agreement, the Company paid Wainwright underwriting discounts and commissions equal to 7% of the gross proceeds received by the Company from the sale of the ordinary shares in the Offering, as well as a management fee equal to 1% of the gross proceeds received by the Company from the sale of the ordinary shares in the Offering. In addition, the Company issued to Wainwright 179,501 warrants to purchase ordinary shares of the Company. The Company has also paid Wainwright approximately $126,000 for various expenses.

The net proceeds from the Offering were $47,023 thousand after deducting Wainwright’s fees and other expenses relating to the Offering.

c)	On October 22, 2020, the Company entered into an at the market offering agreement (the “Sales Agreement”), pursuant to which the Company may, from time to time and at the Company’s option, issue and sell ordinary shares having an aggregate offering price of up to $25 million through a sales agent, subject to certain terms and conditions. All shares sold pursuant to the Sales Agreement were sold pursuant to the Company’s effective shelf registration statement on Form F-3. Under the Sales Agreement, the Company had to pay the sales agent a cash commission of 3% of the gross proceeds of the sale of any shares sold through the sales agent. Between February 5, 2021 and February 9, 2021, the Company received gross proceeds of $6,339,000 from the sale of 284,317 ordinary shares at an average gross price per share of $22.29 under the Sales Agreement. Issuance expenses totaled $192 thousand.

On February 9, 2021, the Company terminated the prospectus supplement related to the offer and sale of ordinary shares under the Sales Agreement, but the Sales Agreement remains in full force and effect. To that date, the Company had sold an aggregate of 476,983 ordinary shares under the Sales Agreement, having a gross aggregate offering price of $8,557,000 at a gross average price per share of $17.94. Until such time as the Company files with the SEC a new registration statement on Form F-3 and such registration statement becomes effective, the Company may not offer and sell any additional ordinary shares under the Sales Agreement.

d)	On March 5, 2020, the Company completed a registered offering pursuant to which certain investors purchased 2,093,750 ordinary shares and 2,093,750 warrants to purchase ordinary shares at a combined offering price of $8 per ordinary share and associated warrant. Net proceeds of the offering were $15,238 thousand after deducting offering expenses. In conjunction with the offerings, the Company also issued to the placement agent warrants to purchase up to 146,563 ordinary shares of the Company.

e)	On February 26, 2020, the Company completed a registered offering of ordinary shares pursuant to which certain investors purchased 1,000,000 ordinary shares at a price of $8 per share. Net proceeds of the offering were approximately $7,218 thousand after deducting offering expenses. In conjunction with the offering, the Company issued to the placement agent warrants to purchase up to 70,000 ordinary shares.

f)	Each of the Company’s warrants entitles the holder to exercise such warrant for one ordinary share and does not confer upon such holder any rights as an ordinary shareholder until such holder exercises such holder’s warrants and acquires the ordinary shares.

All Company warrants are classified as a component of shareholders’ equity because such warrants are free standing financial instruments that are legally detachable, separately exercisable, do not embody an obligation for the Company to repurchase its own shares, and permit the holders to receive a fixed number of Ordinary Shares upon exercise, requires physical settlement and do not provide any guarantee of value or return.

The following table contains additional information concerning warrants activity for the years 2021 and 2020:

	For the year ended December 31,
	2021		2020
	Number of warrants	Weighted average exercise price	Number of warrants	Weighted average exercise price
Outstanding at beginning of the year	1,407,683	$12.33	27,016	$180.00
Issued	179,501	$25.00	2,310,313	$9.09
Forfeited and expired	(27,016)	$180.00	-
Exercised	(855,813)	$9.00	(929,646)	$9.16
Outstanding and exercisable at year-end	704,355	$13.18	1,407,683	$12.33

Set forth below is data regarding the range of exercise prices and remaining contractual life (in years) for warrants outstanding at December 31, 2021:

Exercise Price	Number of warrants Outstanding	Remaining Contractual Life (in years)
$10	22,750	3.15
$9	455,937	0.25
$10	46,167	0.25
$25	179,501	4.11
	704,355